Mineral properties (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	32,107,341	31,961,598
Acquisition costs	319,984	145,743
Property acquired in asset exchange	970,320
Balance	33,397,645	32,107,341
Lost Creek Property [Member]
Balance	14,194,086	14,190,954
Acquisition costs	292,384	3,132
Property acquired in asset exchange	970,320
Balance	15,456,790	14,194,086
Other Us Properties [Member]
Balance	17,389,588	17,246,977
Acquisition costs	27,600	142,611
Property acquired in asset exchange	0
Balance	17,417,188	17,389,588
Canadian Properties [Member]
Balance	523,667	523,667
Acquisition costs	0	0
Property acquired in asset exchange	0
Balance	523,667	523,667